S-K 1603, SPAC Sponsor; Conflicts of Interest	May 22, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Ian Snow	Snow Phipps Group, LLC	Private Equity	Chief Executive Officer
	TruArc Partners	Private Equity	Senior Advisor
	Laureate Education Inc.	Higher Education	Director
	Blackhawk Industrial Distribution Inc.	Industrial Supply	Director
William Chai	Outlier Global Management, LLC	Private Equity	Partner
Nathaniel Rothschild	Volex plc	Manufacturer	Chief Executive Officer
Marco Carrai	Piombino Logistics S.p.A.	Logistics	Executive Chairman
	Toscana Aeroporti S.p.A.	Airport Operations	Director
Paul Chellgren	None	N/A	N/A
George Munoz	Mariott International	Hospitality	Director
	Laureate Education	Education	Director
	Principal Law Offices of George Munoz, PLLC	Legal	Principal
	Law Offices of Tobin & Munoz	Legal	Partner
	Munoz Investment Banking Group, LLC	Investment Banking	Principal